Shareholder Report, Average Annual Return (Details)	1 Months Ended	12 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		2.35%		3.21%	3.67%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		4.88%		3.30%	3.65%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		6.22%		3.65%	3.99%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3
Average Annual Return, Percent		6.47%		3.90%	4.26%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		6.70%		4.16%	4.50%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		6.91%		4.31%	4.66%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		7.10%		4.44%	4.79%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		6.90%		4.31%	4.66%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		1.64%		5.58%	5.87%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		6.01%		6.05%	6.19%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		7.42%		6.43%	6.56%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3
Average Annual Return, Percent		7.67%		6.69%	6.83%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		8.05%		6.96%	7.09%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		8.17%		7.12%	7.25%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		8.28%		7.22%	7.35%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		8.23%		7.12%	7.25%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		3.95%		7.80%	7.84%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		8.43%		8.28%	8.18%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		9.80%		8.65%	8.54%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3
Average Annual Return, Percent		10.04%		8.91%	8.81%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		10.43%		9.19%	9.07%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		10.54%		9.35%	9.23%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		10.65%		9.46%	9.35%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		10.58%		9.36%	9.24%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		5.45%		9.09%	8.96%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		9.96%		9.56%	9.28%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		11.45%		9.95%	9.67%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3
Average Annual Return, Percent		11.70%		10.22%	9.94%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		11.93%		10.48%	10.19%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		12.10%		10.64%	10.35%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		12.32%		10.77%	10.48%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		12.08%		10.64%	10.35%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		6.45%		9.88%	9.66%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		11.06%		10.37%	9.99%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		12.41%		10.76%	10.38%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3
Average Annual Return, Percent		12.69%		11.03%	10.65%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		12.99%		11.30%	10.91%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		13.18%		11.47%	11.08%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		13.29%		11.58%	11.20%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		13.13%		11.46%	11.08%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		7.04%		10.54%	10.34%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		11.66%		11.02%	10.66%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		13.12%		11.41%	11.05%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3
Average Annual Return, Percent		13.37%		11.68%	11.32%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		13.68%		11.96%	11.59%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		13.77%		12.12%	11.74%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		13.89%		12.23%	11.86%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		13.77%		12.12%	11.74%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		7.61%		11.17%	10.95%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		12.26%		11.67%	11.29%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		13.67%		12.05%	11.66%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3
Average Annual Return, Percent		14.01%		12.33%	11.95%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		14.28%		12.61%	12.21%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		14.40%		12.77%	12.37%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		14.51%		12.88%	12.49%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		14.41%		12.77%	12.38%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		8.11%		11.71%	11.48%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		12.87%		12.20%	11.81%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		14.27%		12.59%	12.19%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3
Average Annual Return, Percent		14.55%		12.87%	12.47%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		14.85%		13.14%	12.73%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		14.99%		13.31%	12.90%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		15.09%		13.42%	13.02%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		14.97%		13.31%	12.90%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		8.52%	10.74%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		13.29%	11.32%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		14.69%	11.71%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3
Average Annual Return, Percent		14.88%	11.99%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		15.29%	12.28%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		15.37%	12.44%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		15.50%	12.54%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		15.47%	12.45%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent	4.00%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent	4.00%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent	4.10%
Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3
Average Annual Return, Percent	4.10%
Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent	4.10%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent	4.10%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent	4.10%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent	4.10%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		6.62%		4.06%	4.41%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		5.88%		3.30%	3.65%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		7.84%		6.84%	6.98%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		7.01%		6.05%	6.19%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		10.30%		9.08%	8.98%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		9.43%		8.28%	8.18%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		11.89%		10.39%	10.11%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		10.96%		9.56%	9.28%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		12.95%		11.19%	10.81%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		12.06%		10.37%	9.99%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		13.57%		11.86%	11.49%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		12.66%		11.02%	10.66%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		14.17%		12.50%	12.11%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		13.26%		11.67%	11.29%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		14.71%		13.04%	12.65%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		13.87%		12.20%	11.81%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		15.14%	12.16%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		14.29%	11.32%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%	12.91%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%	12.91%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%	12.91%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%	12.91%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%	12.91%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%	12.91%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%	12.91%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%	12.91%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	4.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	4.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	4.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	4.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	4.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	4.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	4.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	4.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
S&P Target Date To Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To Retirement Income Index
Average Annual Return, Percent		7.00%		4.25%	4.64%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
S&P Target Date To Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To Retirement Income Index
Average Annual Return, Percent		7.00%		4.25%	4.64%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
S&P Target Date To Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To Retirement Income Index
Average Annual Return, Percent		7.00%		4.25%	4.64%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
S&P Target Date To Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To Retirement Income Index
Average Annual Return, Percent		7.00%		4.25%	4.64%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
S&P Target Date To Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To Retirement Income Index
Average Annual Return, Percent		7.00%		4.25%	4.64%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
S&P Target Date To Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To Retirement Income Index
Average Annual Return, Percent		7.00%		4.25%	4.64%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
S&P Target Date To Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To Retirement Income Index
Average Annual Return, Percent		7.00%		4.25%	4.64%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.84%		14.11%	14.15%
S&P Target Date To Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To Retirement Income Index
Average Annual Return, Percent		7.00%		4.25%	4.64%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2030 Index
Average Annual Return, Percent		8.90%		7.23%	7.04%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2030 Index
Average Annual Return, Percent		8.90%		7.23%	7.04%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2030 Index
Average Annual Return, Percent		8.90%		7.23%	7.04%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2030 Index
Average Annual Return, Percent		8.90%		7.23%	7.04%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2030 Index
Average Annual Return, Percent		8.90%		7.23%	7.04%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2030 Index
Average Annual Return, Percent		8.90%		7.23%	7.04%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2030 Index
Average Annual Return, Percent		8.90%		7.23%	7.04%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2030 Index
Average Annual Return, Percent		8.90%		7.23%	7.04%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2035 Index
Average Annual Return, Percent		10.13%		8.54%	8.11%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2035 Index
Average Annual Return, Percent		10.13%		8.54%	8.11%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2035 Index
Average Annual Return, Percent		10.13%		8.54%	8.11%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2035 Index
Average Annual Return, Percent		10.13%		8.54%	8.11%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2035 Index
Average Annual Return, Percent		10.13%		8.54%	8.11%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2035 Index
Average Annual Return, Percent		10.13%		8.54%	8.11%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2035 Index
Average Annual Return, Percent		10.13%		8.54%	8.11%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2035 Index
Average Annual Return, Percent		10.13%		8.54%	8.11%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2040 Index
Average Annual Return, Percent		11.25%		9.67%	8.92%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2040 Index
Average Annual Return, Percent		11.25%		9.67%	8.92%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2040 Index
Average Annual Return, Percent		11.25%		9.67%	8.92%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2040 Index
Average Annual Return, Percent		11.25%		9.67%	8.92%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2040 Index
Average Annual Return, Percent		11.25%		9.67%	8.92%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2040 Index
Average Annual Return, Percent		11.25%		9.67%	8.92%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2040 Index
Average Annual Return, Percent		11.25%		9.67%	8.92%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2040 Index
Average Annual Return, Percent		11.25%		9.67%	8.92%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2045 Index
Average Annual Return, Percent		12.16%		10.55%	9.60%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2045 Index
Average Annual Return, Percent		12.16%		10.55%	9.60%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2045 Index
Average Annual Return, Percent		12.16%		10.55%	9.60%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2045 Index
Average Annual Return, Percent		12.16%		10.55%	9.60%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2045 Index
Average Annual Return, Percent		12.16%		10.55%	9.60%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2045 Index
Average Annual Return, Percent		12.16%		10.55%	9.60%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2045 Index
Average Annual Return, Percent		12.16%		10.55%	9.60%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2045 Index
Average Annual Return, Percent		12.16%		10.55%	9.60%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2050 Index
Average Annual Return, Percent		12.60%		11.04%	10.06%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2050 Index
Average Annual Return, Percent		12.60%		11.04%	10.06%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2050 Index
Average Annual Return, Percent		12.60%		11.04%	10.06%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2050 Index
Average Annual Return, Percent		12.60%		11.04%	10.06%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2050 Index
Average Annual Return, Percent		12.60%		11.04%	10.06%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2050 Index
Average Annual Return, Percent		12.60%		11.04%	10.06%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2050 Index
Average Annual Return, Percent		12.60%		11.04%	10.06%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2050 Index
Average Annual Return, Percent		12.60%		11.04%	10.06%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2055 Index
Average Annual Return, Percent		12.99%		11.21%	10.13%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2055 Index
Average Annual Return, Percent		12.99%		11.21%	10.13%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2055 Index
Average Annual Return, Percent		12.99%		11.21%	10.13%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2055 Index
Average Annual Return, Percent		12.99%		11.21%	10.13%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2055 Index
Average Annual Return, Percent		12.99%		11.21%	10.13%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2055 Index
Average Annual Return, Percent		12.99%		11.21%	10.13%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2055 Index
Average Annual Return, Percent		12.99%		11.21%	10.13%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2055 Index
Average Annual Return, Percent		12.99%		11.21%	10.13%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2060 Index
Average Annual Return, Percent		13.07%		11.30%	10.32%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2060 Index
Average Annual Return, Percent		13.07%		11.30%	10.32%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2060 Index
Average Annual Return, Percent		13.07%		11.30%	10.32%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2060 Index
Average Annual Return, Percent		13.07%		11.30%	10.32%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2060 Index
Average Annual Return, Percent		13.07%		11.30%	10.32%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2060 Index
Average Annual Return, Percent		13.07%		11.30%	10.32%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2060 Index
Average Annual Return, Percent		13.07%		11.30%	10.32%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%		(0.68%)	0.57%
S&P Target Date To 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2060 Index
Average Annual Return, Percent		13.07%		11.30%	10.32%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%	(0.82%)
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2065+ Index
Average Annual Return, Percent		13.38%	10.05%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%	(0.82%)
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2065+ Index
Average Annual Return, Percent		13.38%	10.05%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%	(0.82%)
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2065+ Index
Average Annual Return, Percent		13.38%	10.05%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%	(0.82%)
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2065+ Index
Average Annual Return, Percent		13.38%	10.05%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%	(0.82%)
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2065+ Index
Average Annual Return, Percent		13.38%	10.05%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%	(0.82%)
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2065+ Index
Average Annual Return, Percent		13.38%	10.05%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%	(0.82%)
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2065+ Index
Average Annual Return, Percent		13.38%	10.05%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.14%	(0.82%)
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2065+ Index
Average Annual Return, Percent		13.38%	10.05%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	0.38%
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2065+ Index
Average Annual Return, Percent	3.83%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	0.38%
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2065+ Index
Average Annual Return, Percent	3.83%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	0.38%
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2065+ Index
Average Annual Return, Percent	3.83%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	0.38%
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2065+ Index
Average Annual Return, Percent	3.83%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	0.38%
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2065+ Index
Average Annual Return, Percent	3.83%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	0.38%
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2065+ Index
Average Annual Return, Percent	3.83%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	0.38%
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2065+ Index
Average Annual Return, Percent	3.83%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	0.38%
S&P Target Date To 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date To 2065+ Index
Average Annual Return, Percent	3.83%